Commitments and contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Property	Jun. 30, 2013 Property	Dec. 31, 2011 Property	Feb. 28, 2013 2,770 Property Contribution [Member] Property	Dec. 31, 2012 2,770 Property Contribution [Member] Property	Dec. 31, 2012 Purchase Deposit [Member]	Jun. 30, 2013 Purchase Commitment [Member] Property	Dec. 31, 2012 Purchase Commitment [Member] Property
Loss Contingencies [Line Items]
Aggregate outstanding commitments	$ 1,694,000	$ 9,382,000
Number of properties	3,644	18,326	33	2,770	224		1,152	462
Aggregate purchase price					33,519,000		167,318,000	70,082,000
Single-family properties purchased at trustee's sales	57.00%
Escrow deposits	$ 10,968,000					$ 2,162,000